Document and Entity Information	3 Months Ended
Mar. 31, 2011
Document And Entity Information [Abstract]
Entity Registrant Name	AngloGold Ashanti LTD
Entity Central Index Key	0001067428
DocumentType	6-K
Document Period End Date	Mar. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q1